Schedule of Investments(a)
November 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–92.82%
Advertising–1.00%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$57,000	$52,819
Lamar Media Corp., 3.63%, 01/15/2031	57,000	48,823
		101,642
Aerospace & Defense–1.50%
TransDigm, Inc.,
6.25%, 03/15/2026(b)	53,000	52,678
6.75%, 08/15/2028(b)	74,000	74,225
7.13%, 12/01/2031(b)	25,000	25,460
		152,363
Aluminum–0.93%
Novelis Corp., 3.25%, 11/15/2026(b)	103,000	94,587
Apparel Retail–0.55%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	69,000	56,061
Application Software–0.50%
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	52,000	50,372
Automobile Manufacturers–4.13%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	248,000	207,291
Ford Motor Co., 4.75%, 01/15/2043	32,000	24,743
Ford Motor Credit Co. LLC, 5.11%, 05/03/2029	200,000	188,072
		420,106
Automotive Parts & Equipment–2.99%
Clarios Global L.P., 6.75%, 05/15/2025(b)	100,000	100,311
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	57,000	51,158
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	150,000	152,062
		303,531
Automotive Retail–4.28%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	169,000	152,406
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	58,000	50,720
8.25%, 08/01/2031(b)	99,000	99,579
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	31,000	28,834
3.88%, 06/01/2029(b)	118,000	104,100
		435,639
Broadline Retail–0.49%
Macy’s Retail Holdings LLC, 5.88%, 03/15/2030(b)	55,000	49,956
	Principal Amount	Value
Cable & Satellite–5.16%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	$114,000	$111,616
5.13%, 05/01/2027(b)	15,000	14,289
5.38%, 06/01/2029(b)	27,000	25,055
4.75%, 03/01/2030(b)	29,000	25,398
4.75%, 02/01/2032(b)	60,000	50,437
4.50%, 05/01/2032	62,000	51,111
CSC Holdings LLC, 5.38%, 02/01/2028(b)	200,000	170,246
DISH Network Corp., 11.75%, 11/15/2027(b)	77,000	76,526
		524,678
Casinos & Gaming–3.18%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	167,695
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	155,308
		323,003
Commodity Chemicals–1.51%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	166,000	153,302
Construction & Engineering–1.01%
Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(b)	65,000	63,073
8.88%, 07/15/2028(b)	38,000	39,546
		102,619
Consumer Finance–1.67%
FirstCash, Inc., 5.63%, 01/01/2030(b)	82,000	76,814
Navient Corp., 6.13%, 03/25/2024	51,000	51,007
OneMain Finance Corp., 6.13%, 03/15/2024	42,000	41,985
		169,806
Diversified Banks–1.51%
Citigroup, Inc.,
3.88%(c)(d)	46,000	40,143
7.38%(c)(d)	11,000	10,906
JPMorgan Chase & Co., Series FF, 5.00%(c)(d)	104,000	102,465
		153,514
Diversified Financial Services–1.74%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	56,000	50,161
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	56,000	51,293
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	84,000	75,244
		176,698

See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

	Principal Amount	Value
Diversified Metals & Mining–1.01%
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(b)	$22,000	$20,919
6.13%, 04/01/2029(b)	87,000	82,085
		103,004
Diversified Support Services–1.48%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	148,000	150,917
Electric Utilities–1.84%
NRG Energy, Inc., 4.45%, 06/15/2029(b)	36,000	32,721
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	50,000	52,414
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	99,000	101,414
		186,549
Electrical Components & Equipment–0.96%
EnerSys, 4.38%, 12/15/2027(b)	82,000	75,112
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	23,000	22,647
		97,759
Electronic Components–0.28%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	34,000	28,780
Electronic Manufacturing Services–1.00%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	102,000	101,872
Environmental & Facilities Services–0.50%
GFL Environmental, Inc. (Canada), 6.75%, 01/15/2031(b)	50,000	50,500
Gold–0.49%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	51,000	49,986
Health Care Facilities–1.49%
Encompass Health Corp., 4.50%, 02/01/2028	56,000	52,399
Tenet Healthcare Corp., 4.88%, 01/01/2026	101,000	99,322
		151,721
Health Care REITs–0.81%
Diversified Healthcare Trust, 4.38%, 03/01/2031	44,000	31,016
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 08/01/2026	29,000	25,264
3.50%, 03/15/2031	43,000	26,553
		82,833
Health Care Services–2.72%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	59,000	49,379
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	100,000	73,470
DaVita, Inc., 3.75%, 02/15/2031(b)	64,000	50,156
Select Medical Corp., 6.25%, 08/15/2026(b)	52,000	51,662
	Principal Amount	Value
Health Care Services–(continued)
Star Parent, Inc., 9.00%, 10/01/2030(b)	$50,000	$51,991
		276,658
Health Care Supplies–0.76%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	87,000	77,283
Hotel & Resort REITs–1.75%
Service Properties Trust,
5.50%, 12/15/2027	113,000	100,725
8.63%, 11/15/2031(b)	75,000	77,001
		177,726
Hotels, Resorts & Cruise Lines–2.73%
Carnival Corp., 6.00%, 05/01/2029(b)	30,000	27,624
IRB Holding Corp., 7.00%, 06/15/2025(b)	100,000	99,905
Royal Caribbean Cruises Ltd., 8.25%, 01/15/2029(b)	143,000	149,672
		277,201
Household Products–0.76%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	93,000	77,625
Independent Power Producers & Energy Traders–0.49%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	53,000	49,642
Industrial Machinery & Supplies & Components–1.24%
Enpro, Inc., 5.75%, 10/15/2026	78,000	75,854
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	56,000	50,361
		126,215
Integrated Telecommunication Services–4.17%
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	200,000	195,305
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	84,000	30,338
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	198,559
		424,202
Investment Banking & Brokerage–2.50%
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)	52,000	50,504
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(b)	200,000	203,915
		254,419
IT Consulting & Other Services–0.49%
Gartner, Inc., 3.75%, 10/01/2030(b)	57,000	49,805
Leisure Facilities–3.39%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	154,000	167,607
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	104,000	100,785
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	54,000	49,988
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	28,000	26,159
		344,539
Metal, Glass & Plastic Containers–0.75%
Ball Corp., 6.00%, 06/15/2029	76,000	75,930
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

	Principal Amount	Value
Mortgage REITs–0.51%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	$60,000	$52,283
Office REITs–0.10%
Office Properties Income Trust, 4.25%, 05/15/2024	11,000	10,496
Oil & Gas Drilling–1.64%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	81,000	76,379
Transocean, Inc., 8.75%, 02/15/2030(b)	44,650	45,634
Valaris Ltd., 8.38%, 04/30/2030(b)	44,000	44,303
		166,316
Oil & Gas Equipment & Services–0.95%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	46,000	43,351
Oceaneering International, Inc., 6.00%, 02/01/2028(b)	55,000	53,370
		96,721
Oil & Gas Exploration & Production–7.09%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	159,000	159,947
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	14,000	13,070
6.00%, 02/01/2031(b)	65,000	60,248
8.38%, 11/01/2033(b)	52,000	53,610
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027(b)	52,000	52,642
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	52,000	52,243
SM Energy Co., 6.63%, 01/15/2027	53,000	52,181
Southwestern Energy Co., 4.75%, 02/01/2032	58,000	51,764
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	103,000	98,201
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	51,000	52,055
Vital Energy, Inc., 10.13%, 01/15/2028	73,000	74,391
		720,352
Oil & Gas Refining & Marketing–0.50%
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)	51,000	51,048
Oil & Gas Storage & Transportation–4.07%
Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 02/01/2028	104,000	102,830
New Fortress Energy, Inc.,
6.75%, 09/15/2025(b)	53,000	51,431
6.50%, 09/30/2026(b)	56,000	53,235
Rockies Express Pipeline LLC, 4.95%, 07/15/2029(b)	54,000	49,887
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(e)	51,000	50,729
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	51,000	50,610
9.50%, 02/01/2029(b)	53,000	54,718
		413,440
	Principal Amount		Value
Passenger Airlines–0.75%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)		$50,833	$50,078
5.75%, 04/20/2029(b)		27,000	25,885
			75,963
Real Estate Development–0.50%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)		51,000	51,163
Research & Consulting Services–0.51%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)		57,000	51,541
Restaurants–2.27%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)		116,000	103,391
Yum! Brands, Inc., 5.38%, 04/01/2032		135,000	127,849
			231,240
Retail REITs–0.92%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)		100,000	93,765
Specialized Consumer Services–0.99%
Carriage Services, Inc., 4.25%, 05/15/2029(b)		119,000	100,779
Systems Software–2.78%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)		84,000	78,120
Camelot Finance S.A., 4.50%, 11/01/2026(b)		163,000	154,696
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029		57,000	50,089
			282,905
Telecom Tower REITs–1.00%
SBA Communications Corp., 3.13%, 02/01/2029		117,000	101,988
Trading Companies & Distributors–3.46%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)		200,000	200,056
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)		106,000	99,620
7.88%, 12/01/2030(b)		51,000	51,915
			351,591
Wireless Telecommunication Services–1.02%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(c)		128,000	103,380
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,343,291)			9,438,014
Non-U.S. Dollar Denominated Bonds & Notes–4.34%(f)
Application Software–1.07%
Boxer Parent Co., Inc., 6.50%, 10/02/2025(b)	EUR	100,000	108,641
Casinos & Gaming–1.02%
Allwyn International A.S. (Czech Republic), 3.88%, 02/15/2027(b)	EUR	100,000	103,408
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

	Principal Amount		Value
Metal, Glass & Plastic Containers–1.10%
OI European Group B.V., 6.25%, 05/15/2028(b)	EUR	100,000	$111,907
Wireless Telecommunication Services–1.15%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	125,000	117,031
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $430,966)			440,987

Asset-Backed Securities–0.99%
Hertz Vehicle Financing III LLC, Series 2023-3A, Class C, 7.26%, 02/25/2028 (Cost $99,996)(b)		$100,000	100,826
	Shares
Preferred Stocks–0.49%
Diversified Banks–0.49%
Bank of America Corp., 6.50%, Series Z, Pfd. (Cost $49,838)(c)		50,000	49,687
Shares		Value
Money Market Funds–2.41%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(g)(h)	85,618	$85,618
Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(g)(h)	61,156	61,186
Invesco Treasury Portfolio, Institutional Class, 5.28%(g)(h)	97,849	97,849
Total Money Market Funds (Cost $244,648)		244,653
TOTAL INVESTMENTS IN SECURITIES–101.05% (Cost $10,168,739)		10,274,167
OTHER ASSETS LESS LIABILITIES—(1.05)%		(106,650)
NET ASSETS–100.00%		$10,167,517
Investment Abbreviations:
EUR	– Euro
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $8,208,037, which represented 80.73% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,247,007	$(5,161,389)	$-	$-	$85,618	$4,080
Invesco Liquid Assets Portfolio, Institutional Class	-	3,747,862	(3,686,909)	5	228	61,186	2,988
Invesco Treasury Portfolio, Institutional Class	-	5,996,580	(5,898,731)	-	-	97,849	4,653
Total	$-	$14,991,449	$(14,747,029)	$5	$228	$244,653	$11,721

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/15/2024	Barclays Bank PLC	EUR	522,000	USD	560,067	$(9,956)
02/15/2024	Barclays Bank PLC	USD	134,589	EUR	123,000	(273)
Total Forward Foreign Currency Contracts						$(10,229)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$9,438,014	$—	$9,438,014
Non-U.S. Dollar Denominated Bonds & Notes	—	440,987	—	440,987
Asset-Backed Securities	—	100,826	—	100,826
Preferred Stocks	—	49,687	—	49,687
Money Market Funds	244,653	—	—	244,653
Total Investments in Securities	244,653	10,029,514	—	10,274,167
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(10,229)	—	(10,229)
Total Investments	$244,653	$10,019,285	$—	$10,263,938

*	Unrealized appreciation (depreciation).
Invesco SMA High Yield Bond Fund